AVAILABLE-FOR-SALE ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AVAILABLE-FOR-SALE FINANCIAL ASSETS [abstract]
Equity securities, listed and at quoted market price	¥ 178	¥ 262
Other investment, unlisted and at cost	1,544	11,175
Financial assets available-for-sale, gross amount	1,722	11,437
Less: Impairment losses for investments	(46)	(29)
Available-for-sale financial assets	1,676	11,408	¥ 10,964
Impairment losses relating to investments	¥ 17	¥ 0